Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	7.0971	6.9091
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	7.0732	6.7285